Related Party Debt and Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Related Party Transactions [Abstract]
Related Party Debt and Transactions

On July 19, 2013, the Company entered into an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Sale Agreement”) with our prior officers and directors. Pursuant to the Sale Agreement, the Company transferred all assets and business operations associated with its boiler business in exchange for assumption of all obligations associated with that business and cancellation of loans amounting to $28,818. The cancellation of debt was recorded as additional paid-in capital.

During the year ended March 31, 2014, the Company received loans from companies controlled by its new CEO or shareholders totaling $36,000. The loans are unsecured, non-interest bearing with no specific terms of repayment. The total due to related parties was $5,000 as of June 30, 2014.

On September 6, 2013, the Company entered into an Employment Agreement with our Chief Executive Officer, Chief Financial Officer, President and Secretary. The Employment Agreement provides for a term of two years; annual compensation of $275,000, a signing bonus of $68,750, and options to purchase up to 3,000,240 shares of common stock at an exercise price of $0.02 per share. The CEO earned $75,711 for the three months ended June 30, 2014 as a result of this agreement, of which, $75,711 has been accrued as of June 30, 2014.

On July 19, 2013, we entered into an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Sale Agreement”) with our prior officers and directors. Pursuant to the Sale Agreement, we transferred all assets and business operations associated with our boiler business in exchange for assumption of all obligations associated with that business and cancellation of loans amounting to $28,818. The cancellation of debt was recorded as additional paid-in capital. As a result of this Sale Agreement, we are no longer pursuing our boiler business. In consequence to the Sale Agreement two former officers sold 1,275,000 pre-split common shares held by them to our new officer/director. In turn, our new officer/director agreed to cancel 1,200,517 of those shares he received and returned them to treasury.

We received a loan of $100 from our new officer/director to open a bank account.

On September 6, 2013, we entered into an Employment Agreement with our Chief Executive Officer, Chief Financial Officer, President and Secretary. The Employment Agreement provides for a term of two years; annual compensation of $275,000; an amount equal to 3 months compensation payable upon entering into the agreement; and options to purchase up to 3,000,000 shares of common stock at an exercise price of $0.02 per post-split share; 50% of which are vested on October 1, 2013, and 50% of which will vest monthly over 24 months of continued employment.